Components of Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance For Doubtful Accounts And Unbilled Services
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of period	$ 80,096		$ 63,205		$ 59,328
Charged to Expense	14,179		12,586		10,720
Charged to Other Accounts	13,054	[1]	18,607	[1]	9,621	[1]
Deductions	13,281	[2]	14,302	[2]	16,464	[2]
Balance at End of Period	94,048		80,096		63,205
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of period	886
Charged to Expense	1,053		886
Balance at End of Period	$ 1,939		$ 886

[1]	Includes estimated provision for unbilled services recorded as a reduction to revenues (i.e., fee, rate and other adjustments).
[2]	Includes estimated direct write-offs of uncollectible and unrealizable accounts receivable.